Shareholders' Deficit - Additional Information (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock conversion basis	20	20
Number of days after consummation of business combination within which the securities shall be registered	15 days	15 days
Number of days after which business combination within which securities registration shall be effective	60 days	60 days
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, voting right	one	one
Common stock, shares issued	560,000	560,000	560,000
Common stock, shares outstanding	560,000	560,000	560,000
Temporary equity shares outstanding	23,000,000	23,000,000	23,000,000
Class A Ordinary Shares [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized	500,000,000	500,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued		560,000	560,000
Common stock, shares outstanding	560,000	560,000	560,000
Temporary equity shares outstanding	23,000,000	23,000,000
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, voting right	one	one
Common stock, shares issued	5,750,000	5,750,000	5,750,000
Common stock, shares outstanding	5,750,000	5,750,000	5,750,000
Class B Ordinary Shares [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued		5,750,000	5,750,000
Common stock, shares outstanding	5,750,000	5,750,000	5,750,000
Public Warrants [Member]
Class of Stock [Line Items]
Class of warrants or rights outstanding	11,500,000	11,500,000	11,500,000
Warrants and rights outstanding term	5 years	5 years
Class of warrants or rights redemption price per unit	$ 0.01	$ 0.01
Minimum notice period to be given to the holders of warrants	30 days	30 days
Public Warrants [Member] | Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Share Price	$ 18	$ 18
Number of trading days for determining share price	20 days	20 days
Number of consecutive trading days for determining the share price	30 days	30 days
Proceeds from equity used for funding business combination as a percentage of the total	60.00%	60.00%
Number of consecutive trading days for determining volume weighted average price of shares	20 days	20 days
Public Warrants [Member] | Class A Ordinary Shares [Member] | Adjusted Exercise Price One [Member]
Class of Stock [Line Items]
Adjusted exercise price of warrants as a percentage of newly issued price	180.00%	180.00%
Public Warrants [Member] | Class A Ordinary Shares [Member] | Minimum [Member]
Class of Stock [Line Items]
Volume weighted average price of shares	$ 9.2	$ 9.2
Placement Warrants [Member]
Class of Stock [Line Items]
Class of warrants or rights outstanding	280,000	280,000	280,000
From The Completion Of Business Combination [Member] | Private Placement Warrants [Member]
Class of Stock [Line Items]
Period after which the warrants are exercisable	30 days	30 days
From The Completion Of Business Combination [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Period after which the warrants are exercisable	30 days	30 days
From The Completion Of Business Combination [Member] | Public Warrants [Member] | Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Share Price	$ 18	$ 18
From The Completion Of Business Combination [Member] | Public Warrants [Member] | Class A Ordinary Shares [Member] | Adjusted Exercise Price Two [Member]
Class of Stock [Line Items]
Adjusted exercise price of warrants as a percentage of newly issued price	115.00%	115.00%